Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and Administrative
Share-based compensation	$ 1,630	$ 220
Research and Development
Share-based compensation	$ 2	$ 80